Investment Objectives and Goals - Nuveen Impact Bond ETF	Sep. 04, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Impact Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Fund is to seek total return, primarily through current income, while giving special consideration to securities that provide a direct and measurable impact to environmental and/or social outcomes.